Janus Henderson Absolute Return Income Opportunities Fund Expense Example, No Redemption - Class A C S I N R T Shares [Member] - Janus Henderson Absolute Return Income Opportunities Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 569
Expense Example, No Redemption, 3 Years	931
Expense Example, No Redemption, 5 Years	1,317
Expense Example, No Redemption, 10 Years	2,397
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	174
Expense Example, No Redemption, 3 Years	718
Expense Example, No Redemption, 5 Years	1,288
Expense Example, No Redemption, 10 Years	2,644
Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	115
Expense Example, No Redemption, 3 Years	708
Expense Example, No Redemption, 5 Years	1,327
Expense Example, No Redemption, 10 Years	2,998
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	76
Expense Example, No Redemption, 3 Years	404
Expense Example, No Redemption, 5 Years	755
Expense Example, No Redemption, 10 Years	1,746
Class N
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	65
Expense Example, No Redemption, 3 Years	491
Expense Example, No Redemption, 5 Years	943
Expense Example, No Redemption, 10 Years	2,198
Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	140
Expense Example, No Redemption, 3 Years	773
Expense Example, No Redemption, 5 Years	1,430
Expense Example, No Redemption, 10 Years	3,194
Class T
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	90
Expense Example, No Redemption, 3 Years	456
Expense Example, No Redemption, 5 Years	846
Expense Example, No Redemption, 10 Years	$ 1,940